PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of	As of
	June 30, 2024	June 30, 2023

Buildings	$25,140,538	$25,192,351
Machinery and equipment	7,728,477	6,847,546
Office equipment and furniture	905,368	928,429
Automobiles	546,243	779,065
Leasehold improvements	37,096,380	40,751,384
Construction-in-progress (“CIP”)	2,546,715	-
Total	73,963,721	74,498,775
Less: Accumulated depreciation	(12,444,667)	(12,538,764)
Impairment of property, plant and equipment	(215,727)	(273,162)
Property, plant and equipment, net	$61,303,327	$61,686,849

During the year ended June 30, 2024, the Company disposed the old factory building, certain obsolete equipment and machinery and automobiles., loss from disposition of property, plant and equipment of $1,075,490 was reported. No impairment was recorded for the years ended June 30, 2024, 2023 and 2022.

Depreciation expenses were $2,711,240, $3,251,711 and $3,375,875 for the years ended June 30, 2024, 2023 and 2022, respectively. In connection with the approximately $4.6 million long-term bank loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its property, plant and equipment of approximately $4.6 million as collateral to secure the loans (see Note 8).

The Company’s subsidiary Dongguan Jiasheng had a capital project to build new manufacturing and operating facilities, which include warehouse, workshops, office building, security gate, employee apartment building, electrical transformer station and exhibition hall. The total budget is approximately RMB263.5 million ($36.3 million). As of June 30, 2022, the Company had completed this project and transferred all of the related CIP to fixed assets. As of June 30, 2024, the Company has made total payments of approximately RMB261.8 million ($36.0 million) in connection to this project, which resulted in future minimum capital expenditure payments of approximately RMB1.7 million ($0.2 million), the Company plan to pay remaining payments in twelve months after June 30, 2024.